SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Common Shares Issued	1,300	9,338,685
Gross proceeds on cash commission	$ 3,000	$ 268,000
Cash commission percentage	2.75%	2.75%
Issuance shares costs		$ 360,000
Net proceeds from cash commission	$ 3,000	9,464,000
Proceeds from gross prospectus supplement	3,000	9,732,000
Fair Value Of Stock Options Granted, Share-based Payments	$ 325,000	$ 1,128,000
RSUs granted	0	1,881,000
Share capital fair value		$ 1,018,000
Share-based payments for fair value of RSUs vested	$ 37,000	$ 907,000
Share Capital One [Member]
Statement [Line Items]
Issued common shares upon exercise of RSUs	334,989	1,197,709
Share capital fair value	$ 279,000	$ 1,018,000
Share capital of RSUs forfeit for withholding taxes	$ 122,000
Share Capital Two [Member]
Statement [Line Items]
Common Shares Issued	793,581	1,301,000
Issued common shares upon exercise of RSUs	826,250	1,301,000
Share capital fair value	$ 1,207,000	$ 1,515,000
Share capital of RSUs forfeit for withholding taxes. shares	32,669,000
Cash proceeds	$ 656,000	986,000
Fair value upon issuance of share capital	$ 451,000	$ 529,000